ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The accounts payable and accrued liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Trade payables	$19,968	$13,289
Interest payable on Convertible Notes	7,645	—
Payables in MLJV and MWJV	8,999	7,007
Other payables	4,590	1,037
	$41,202	$21,333